FINANCE COSTS AND UNWINDING OF OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of finance costs and unwinding of obligations [Abstract]
FINANCE COSTS AND UNWINDING OF OBLIGATIONS	FINANCE COSTS AND UNWINDING OF OBLIGATIONS

		US Dollars
Figures in millions		2024	2023	2022
Finance costs
Finance costs on bonds, bank loans and other		121	113	102
Amortisation of fees		6	6	8
Lease finance charges		12	12	11
Less: interest capitalised		—	—	(2)
		139	131	119
Unwinding of obligations	25	28	26	30
Total finance costs and unwinding of obligations		167	157	149
The interest included within finance costs is calculated at effective interest rates.